Stockholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
The Company
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,658,985
Tier one common equity capital to risk weighted assets	18.81%
Tier one common equity capital required for capital adequacy	$ 637,788
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,658,985	$ 1,648,199
Tier one risk based capital to risk weighted assets	18.81%	22.71%
Tier one risk based capital required for capital adequacy	$ 529,051	$ 290,335
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	4.00%
Total risk-based capital ratio:
Capital	$ 1,769,587	$ 1,739,658
Capital to risk weighted assets	20.07%	23.97%
Capital required for capital adequacy	$ 705,402	$ 580,671
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,658,985	$ 1,648,199
Tier one leverage capital to average assets	11.71%	11.39%
Tier one leverage capital required for capital adequacy	$ 566,923	$ 578,804
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
The Bank
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,652,569
Tier one common equity capital to risk weighted assets	18.73%
Tier one common equity capital required for capital adequacy	$ 637,810
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%
Tier one common equity capital required to be well capitalized	$ 921,281
Tier one common equity capital required to be well capitalized to risk weighted assets	6.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,652,569	$ 1,658,704
Tier one risk based capital to risk weighted assets	18.73%	22.85%
Tier one risk based capital required for capital adequacy	$ 529,360	$ 290,386
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	4.00%
Tier one risk based capital required to be well capitalized	$ 705,814	$ 435,579
Tier one risk based capital required to be well capitalized to risk weighted assets	8.00%	6.00%
Total risk-based capital ratio:
Capital	$ 1,763,171	$ 1,750,179
Capital to risk weighted assets	19.98%	24.11%
Capital required for capital adequacy	$ 705,814	$ 580,772
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Capital required to be well capitalized	$ 882,267	$ 725,965
Capital required to be well capitalized to risk weighted assets	10.00%	10.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,652,569	$ 1,658,704
Tier one leverage capital to average assets	11.66%	11.46%
Tier one leverage capital required for capital adequacy	$ 566,942	$ 578,816
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
Tier one leverage capital required to be well capitalized	$ 708,678	$ 723,520
Tier one leverage capital required to be well capitalized to average assets	5.00%	5.00%